ORGANIZATION - Significant subsidiaries of the Company and consolidated variable interest entities (Parenthetical) (Details)	Nov. 17, 2020	Sep. 11, 2020	Jul. 21, 2020	Jun. 30, 2020	Jun. 24, 2020	Aug. 10, 2014
Dermot Entities
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of equity interests acquired						100.00%
SH Shuzhong
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of equity interests acquired				100.00%
Shulifang
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of equity interests acquired			100.00%		100.00%
LF Huahai
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of equity interests acquired		100.00%
BJ JHC
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of equity interests acquired	100.00%